Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	ADM TRONICS UNLIMITED, INC.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-17629
Entity, Tax Identification Number	22-1896032
Entity, Address, Address Line One	224-S Pegasus Ave.
Entity, Address, City or Town	Northvale
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07647
City Area Code	201
Local Phone Number	767-6040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000849401